Share capital (Schedule of Warrants Issued and Outstanding) (Details)	12 Months Ended
Dec. 31, 2018 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	4,858,845
CAD 3.12 Issued Oct 2018 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	1,074,999
Exercise price | $	$ 3.12
Issuance date	Oct 2018
Expiry date	Oct 1, 2023
CAD 4.68 Issued Jul 2016 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	799,065
Exercise price | $	$ 4.68
Issuance date	Jul 2016
Expiry date	Jun 14, 2021
CAD 4.68 Issued Jun 2016 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	1,447,426
Exercise price | $	$ 4.68
Issuance date	Jun 2016
Expiry date	Jun 9, 2021
CAD 1.20 Issued Feb 2016 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	1,537,355
Exercise price | $	$ 1.2
Issuance date	Feb 2016
Expiry date	Feb 10, 2019